INVESTMENT ADVISER
PACIFIC CENTURY TRUST
a division of
BANK OF HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Sherri Foster, Senior Vice President
William C. Wallace, Senior Vice President
Diana P. Herrmann, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.




ANNUAL
REPORT

MARCH 31, 1998


HAWAIIAN
TAX-FREE
TRUST

A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of Aquila Group of Funds: eagle's head]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

                SERVING HAWAII INVESTORS FOR OVER A DECADE

                          HAWAIIAN TAX-FREE TRUST
                               ANNUAL REPORT

                      QUALITY FOSTERS "PEACE OF MIND"


                                                            May 22, 1998

Dear Investor:

     Recently, there has been a lot of news about the Far East and the problems that a number of countries in that area are experiencing. These problems have included some failures of major financial corporations in Japan, South Korea, Indonesia, Hong Kong, and various other countries. Also, there have been major deterioration changes in the currencies of these countries as they relate to U.S. dollars.

     It is hard to believe the magnitude of recent currency depreciation that has taken place in various countries vs. the U.S. dollar. The currency deteriorations against the U.S. dollar have ranged from 10% to well over 70% with various countries around the world. While we may have some problems within our own country, these are very substantially less than those of other countries.

     In comparison to various economies and currencies of the Far
East, as well as other countries in the world, the U.S. economy, securities markets and currency, in general, stand out as a beacon of quality. What has occurred as a result of the problems of these Far East countries is a FLIGHT TO QUALITY.

     The financial problems in the Far East are, unfortunately, having a direct impact upon Hawaii's budget and economy. The reason for this is that the economy of the islands depends significantly upon tourism from that area. Unfortunately, too, the drop in tourism from the Far East is a situation that will not have a quick ending. Our answer to this is QUALITY for the Trust's Investments.

QUALITY

     QUALITY has always been one of the hallmarks of Hawaiian Tax-Free
Trust - from the very inception of the Trust. We know that shareholders of the Trust are primarily made up of retirees and pre-retirees who are interested in a high level of safety for their investments. Consequently, it has been our strong belief that you can SLEEP MUCH BETTER AT NIGHT by having HIGH QUALITY issues in the fund in which you invest.

     Indeed, as we have pointed out to you, presently the portfolio of Hawaiian Tax-Free Trust consists of 74.3% tax-exempt securities having a AAA rating. Not only that, most of these securities receive their high credit rating by being insured by specialized insurance companies as to payment of interest and principal. Such insurance becomes important for you and the Trust should a problem ever occur with an individual issuer. Concerning the balance of the portfolio, 14.3% of the securities have a AA rating. Thus, at March
31, 1998, 88.6% of the Trust's overall portfolio is rated as AAA or AA. These are the TWO HIGHEST QUALITY credit ratings of securities you can possibly own.

     Just as important for you to know, in the portfolio management of the Trust, separate credit analysis is continuously done by the Trust's portfolio managers at Pacific Century Trust (formerly Hawaiian Trust Company). We do this to confirm for the Trust that the quality ratings of individual securities have not changed in any way. In other words, we do not merely rely upon the judgment of rating agencies, but rather independently verify the credit quality of each security.

     Why do we structure the portfolio this way? Primarily, so that you can feel comfortable with your investment in Hawaiian Tax-Free Trust. We want you to know that that portion of your savings in the Trust possesses for you a high level of capital preservation.

PATTERN OF PRICING OF SHARE VALUE

     When you look at the pricing of the share value of Hawaiian Tax-Free Trust, you will note that it presents a high level of share price consistency. This is despite the deterioration of the budgetary and economic problems faced by Hawaii. It also is in stark contrast to the currency deterioration and volatility of the currency and securities markets that is taking place around the world. The chart below shows you the level of consistency for every year since the Trust began.

[Graphic of bar chart with the following information:]

SHARE NET ASSET VALUE

          In Dollars
3/31/85       9.53
3/31/86      10.94
3/31/87      11.14
3/31/88      10.60
3/31/89      10.60
3/31/90      10.78
3/31/91      10.85
3/31/92      11.10
3/31/93      11.61
3/31/94      11.19
3/31/95      11.13
3/31/96      11.31
3/31/97      11.23
3/31/98      11.67


OTHER STEPS TAKEN TO
PROTECT YOUR MONEY

     As we have pointed out in previous reports to you, we have also consistently sought to diversify the holdings of municipal bonds in the portfolio so that no one segment could hurt the overall value of your money in the remote event a problem occurred. As a result, it is worth pointing out that the portfolio of securities presently consists of 218 individual issues spread over a variety of categories throughout various communities in Hawaii. This diversification is illustrated in the accompanying pie chart.




[Graphic of pie chart with the following information:]

PORTFOLIO DIVERSIFICATION BY PROJECT

Airports                              3.4%
Harbor                                7.4%
Electric                              6.3%
Highway                               4.7%
Water & Sewer                         3.4%
Hospital                             13.4%
Housing                              13.8%
General Obligations                  11.5%
Improvement District                  2.2%
County General Obligations           27.2%
Education                             1.8%
Transportation                        2.0%
Other                                 2.9%

     We also ensure that the maturity of the portfolio is spread out over various time periods, as is indicated in the accompanying pie chart. The average portfolio maturity is 15 years and duration to call is 6.1 years.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MATURITY
(In Years)

Under 1          .7%
1 - 5          11.0%
5 - 10         14.2%
10 - 20        51.1%
20 - 30        18.6%
Over 30         4.4%


"PEACE OF MIND"

     Altogether then, when you consider the quality, diversification, and maturity of the portfolio, what we have consistently tried to do for you is to provide you with the means by which you can have "PEACE OF MIND" with your investment in Hawaiian Tax-Free Trust.

WORKING IN YOUR INTEREST

     You can be assured that all those associated with the management of the Trust will consistently work in the interest of your investment in the Trust. We very much value you as a shareholder and appreciate the confidence you have shown in Hawaiian Tax-Free Trust.

                                                Sincerely,
                                                /s/ Lacy B. Herrmann
                                                Lacy B. Herrmann
                                                President and Chairman
                                                  of the Board of Trustees

MANAGEMENT DISCUSSION OF TRUST PERFORMANCE

     The graph below illustrates the value of $10,000 invested in Class A Shares of Hawaiian Tax-Free Trust at inception of the Trust in February, 1985 and maintaining this investment through the Trust's latest fiscal year end, March 31, 1998, as compared with a hypothetical similar size investment in the Lehman Brothers Municipal Bond Index (the "Index") of municipal securities and the Consumer Price Index (a cost of living index) over that same period. The total return of the investment in the Trust is shown after deduction of the maximum sales charge of 4% at the time of initial investment. It also reflects deduction of the Trust's annual operating expenses and reinvestment of monthly dividends and capital gains distributions without sales charge. On the other hand, the Index does not reflect any sales charge nor operating expenses but does reflect reinvestment of interest. The performance of the Trust's other classes, first offered on April 1, 1996, may be greater or less than the Class A shares performance indicated on this graph, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     It should also be specifically noted that the Index is nationally oriented and consisted, over the period covered by the graph, of an unmanaged mix of between 8,000 to 41,000 investment-grade long-term municipal securities of issuers throughout the United States. However, the Trust's investment portfolio consisted of a significantly lesser number of investment-grade tax-free municipal obligations, principally of Hawaii issuers, over the same period. The maturities, market prices, and behavior of the individual securities in the Trust's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index.

     Consequently, much of the difference in performance of the Index versus the Trust can be attributed to the lack of application of annual operating expenses and initial sales charge to the Index. Additionally, a portion of the difference in performance can be attributed to the different characteristics in the single-state market of the securities in the Trust's portfolio as compared with the national orientation of the securities in the Index.

     Since its inception, the Trust has been managed to provide as stable a share value as possible consistent with producing a competitive income return to shareholders. It has not been managed for maximum total return, since one of the aims of management in structuring the portfolio of the Trust is to reduce fluctuations in the price of the Trust's shares resulting from changes in interest rates.

     As can be observed, however, the pattern of the Trust's results and that of the Index over the period since inception of the Trust track quite similarly, even though they are not entirely comparable in character.


[Graphic of line chart with the following information:]

PERFORMANCE COMPARISON

         Lehman Brothers             Trust After Sales            Cost of
      Municipal Bond Index ($)     Charge and Expenses ($)    Living Index ($)
2/85        10.000                          9.600                  10.000
3/85        10.086                          9.571                  10.019
3/86        12.817                         11.912                  10.178
3/87        14.223                         13.022                  10.562
3/88        14.580                         13.306                  10.974
3/89        15.629                         14.268                  11.536
3/90        17.277                         15.537                  12.079
3/91        18.872                         16.693                  12.669
3/92        20.758                         18.216                  13.062
3/93        23.818                         20.206                  13.483
3/94        24.370                         20.654                  13.801
3/95        26.189                         21.842                  14.223
3/96        28.384                         23.406                  14.625
3/97        29.936                         24.491                  15.052
3/98        33.142                         26.786                  15.240

[Graphic of table with the following information:]

Trust's average annual total return

For the Period Ended         1          5            10         Life of Trust
March 31, 1998              Year       Years        Years       Since 2/20/85
Including Sales
Charge and Expenses        4.98%       4.90%        6.81%           7.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS

     The bond markets have been acting in a rather nervous manner through the first quarter of 1998. They have been disturbed by the possibility of the Federal Reserve raising interest rates, ostensibly to head off any inflationary factors associated with continued economic growth in the U.S. The Asian economic crises which disrupted international markets in 1997 and 1998 do not, in general, appear to have negatively affected U.S. markets as yet. Reported corporate profits continue to rise, bolstering analyst and investor expectations. As a consequence, cash flows into bond mutual funds have been relatively nominal as compared with monies still streaming into equity funds. In general, there has been a lack of interest in fixed income investments as investors have been able to achieve highly attractive returns on equities in the first quarter of 1998.

     State economies for most of the mainland showed strong improvement in 1997. The 30-year AAA General Obligation ("G.O.") bond yields dropped from 5.65% on March 31, 1997, to 5.05% on March 31, 1998 on a national basis. Yield spreads for various bond credit ratings compressed as the general level of municipal obligations received credit upgrades by the rating agencies due to improving economic conditions. Generally, many municipal bond funds associated with favorable state economies turned to lower quality credits and longer maturity bonds in order to enhance their returns to investors. We did not feel that we could follow this course of action for the Trust.

     Unfortunately, Hawaii's economy continues to lag the nation as a whole as it has yet to make a turnaround from the 7-year downward slide. As anticipated by the Trust's Investment Adviser, the credit rating of Hawaii state G.O.s was downgraded by Moody's from Aa3 to Al in March of 1998. This leaves the Hawaii State G.O. with a Al/A+ long-term municipal rating from both Moody's and Standard & Poor's. Hawaii has started to experience the impact of Asia's weakness causing soft real property values, private and public sector job layoffs and a high tax and public debt burden. The Economic Revitalization Task Force was a positive study in joint cooperation between public sector, private sector, organized labor and the community. However, even if selected proposals pass legislation, economic recovery will still be a long-term process.

     The Trust has taken a long-term view in terms of analyzing the local economy. In view of various trends we saw developing, we began insuring different municipal bond issues as early as 1991. Since then, we have either insured individual issues which were in the Trust's portfolio, or purchased insured bonds, to the present extent of almost 75% of the portfolio. This portfolio strategy has definitely helped maintain market value while providing a superior level of credit risk enhancement.

     Although, over the last 5 years or so, it is true that Hawaii municipal bond yields have widened relative to a generic AAA G.O. yield scale, our insured bonds have remained relatively stable in value. The insurance program we have adopted for the Trust ensures timely payment of interest and principal when due, in the event of non-payment by the underlying issuer in the event of default. Of course, principal value will still be subject to market volatility. However, insured bonds will retain the AAA claims paying ability of the municipal bond insurer even when the underlying issuer itself is downgraded - as in the most recent case of the Hawaii State G.O. bonds. Additionally, Hawaii bonds are still providing a very good relative yield. Given the superior credit research abilities of Pacific Century Trust, we remain able to identify and capitalize on specific investment opportunities, always bearing in mind the long-term investment objective of the Trust in terms of yield and capital preservation.

     Hawaii's economic challenges will take some time to improve.
However, the Trust is continually managed with an extremely high degree of sensitivity to economic conditions within the State, as well as internationally.

KPMG Peat Marwick LLP
Certified Public Accountants

                        INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

          We have audited the accompanying statement of assets and liabilities of Hawaiian Tax-Free Trust, including the statement of investments, as of March 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                  KPMG Peat Marwick LLP

New York, New York
May 8, 1998

HAWAIIAN TAX-FREE TRUST
STATEMENT OF INVESTMENTS
MARCH 31, 1998


                                                                      RATING
     FACE                                                             MOODY'S
    AMOUNT         HAWAII (96.2%)                                       S&P              VALUE
                   Board of Regents, University of Hawaii             Aaa/AAA
                     University System Revenue Bonds,
                     Series G, AMBAC Insured,
  $2,910,000          5.650%, 10/01/12                                              $3,037,313
   4,290,000          5.700%, 10/01/17                                               4,472,325
                   Board of Regents, University of Hawaii             Aaa/AAA
                     University System Revenue Bonds,
                     Series I, FGIC Insured,
   1,110,000          5.300%, 10/01/08                                               1,164,113
   2,825,000          5.500%, 10/01/18                                               2,941,513
                   Board of Water Supply City and County              Aaa/AAA
                     of Honolulu, Hawaii Water System
                     Revenue Bonds, Series 1996, MBIA Insured,
   1,090,000          5.400%, 07/01/09                                               1,144,500
   1,750,000          5.800%, 07/01/16                                               1,870,313
   1,500,000          5.800%, 07/01/21                                               1,597,500
                   City and County of Honolulu                         NR/NR*
                     Multifamily Housing Revenue Bonds
                     (Cambridge Park Project) 1988 Series A,
   8,000,000          5.850%, 12/01/02                                               8,140,000
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series A, FGIC Insured,
   5,385,000          7.300%, 07/01/03                                               6,152,363
   2,895,000          7.350%, 07/01/05                                               3,423,338
   4,790,000          7.350%, 07/01/06                                               5,748,000
   9,970,000          7.350%, 07/01/07                                              12,101,088
   3,600,000          7.350%, 07/01/08                                               4,414,500
   2,500,000          6.000%, 01/01/12                                               2,787,500
   1,000,000          5.625%, 09/01/14                                               1,056,250
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series B, FGIC Insured,
   1,750,000          5.000%, 11/01/13                                               1,758,750
   2,000,000          5.000%, 11/01/14                                                  2,002,500
   1,000,000          5.000%, 11/01/16                                                   991,250
   2,945,000          5.000%, 11/01/17                                             2,904,506


                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series 1995, MBIA Insured,
   2,215,000          6.000%, 11/01/09                                               2,480,800
   1,500,000          6.000%, 11/01/10                                               1,681,875
   1,000,000          5.250%, 11/01/13                                               1,023,750
   1,835,000          5.500%, 11/01/14                                                      1,915,281
   3,130,000          5.000%, 11/01/15                                               3,114,350
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series 1994A,
                     FGIC Insured,
   4,000,000          5.750%, 04/01/11                                               4,370,000
   3,800,000          5.750%, 04/01/13                                               4,146,750
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series 1994B,
                     FGIC Insured,
   2,030,000          6.100%, 06/01/11                                               2,253,300
   3,000,000          6.100%, 06/01/12                                               3,330,000
   4,650,000          6.125%, 06/01/13                                               5,167,313
   4,155,000          6.125%, 06/01/14                                               4,617,244
                   City and County of Honolulu Hawaii                 Aaa/AAA
                     General Obligation Bonds, Refunding
                     and Improvement Series, 1993A
                     Fixed Rate Bonds, FGIC Insured,
   5,825,000          6.000%, 01/01/11                                               6,494,875
                   City and County of Honolulu Hawaii                                  Aaa/AAA
                     General Obligation Bonds, Refunding
                     and Improvement Series, 1993B
                     Fixed Rate Bonds, FGIC Insured,
   9,800,000          5.500%, 10/01/11                                              10,498,250
   1,050,000          6.000%, 12/01/15                                               1,176,000
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Water Bonds,
                     Series 1992, MBIA Insured,
   1,125,000          6.000%, 12/01/12                                               1,261,406


                   City and County of Honolulu                         NR/NR*
                     Improvement District No. 261 (Halawa Business
                     Park), Improvement District Bonds,
     365,000          6.700%, 10/15/04                                                 404,694
     355,000          6.800%, 10/15/05                                                 398,044
     345,000          6.900%, 10/15/06                                                 385,969
                   City and County of Honolulu Mortgage               Aaa/AAA
                     Revenue Refunding Bonds, Series 1992A
                     (FHA Insured Mortgage Loan--Smith-Beretania
                     Apartments Section 8 Assisted Project),
                     MBIA Insured,
   2,945,000          7.800%, 07/01/24                                               3,184,281
                   Kauai County General Obligation                      A/NR
                     Escrowed to Maturity Bonds,
     615,000          9.000%, 08/01/04                                                 773,363
     665,000          9.000%, 08/01/05                                                 857,019
                   County of Kauai, State of Hawaii                   Aaa/AAA
                     General Obligation Refunding Bonds, 1992
                     Series A,B & C, AMBAC Insured,
     930,000          5.250%, 08/01/01                                                 964,875
     330,000          5.450%, 08/01/03                                                 349,800
   1,030,000          5.450%, 08/01/03                                               1,091,800
     435,000          5.900%, 08/01/08                                                 484,481
   1,355,000          5.900%, 08/01/08                                               1,509,131
   1,300,000          5.950%, 08/01/10                                               1,449,500
                   County of Kauai, State of Hawaii                   Aaa/AAA
                     General Obligation Refunding Bonds,
                     Series 1994A & 1994B, MBIA Insured,
     365,000          5.200%, 02/01/02                                                 378,688
     460,000          5.300%, 02/01/03                                                 482,425
     190,000          5.300%, 02/01/03                                                 199,263
     185,000          5.400%, 02/01/04                                                  196,100
     215,000          5.500%, 02/01/05                                                 229,781
     215,000          5.600%, 02/01/06                                                 231,663
   1,010,000          5.700%, 02/01/07                                               1,089,538


                   Kauai County General Obligation                    Aaa/AAA
                     Public Improvement Bonds Series 1990
                     Pre-Refunded Bonds, AMBAC Insured,
   1,030,000          7.350%, 08/01/05                                               1,116,263
   1,185,000          7.450%, 08/01/07                                               1,287,206
   1,370,000          7.500%, 08/01/09                                               1,489,875
   1,470,000          7.500%, 08/01/10                                               1,598,625
                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation Refunding Bonds Series A,
                     MBIA Insured,
   1,075,000          6.000%, 06/01/15                                               1,158,313
                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation Refunding Bonds 1995,
                     FGIC Insured,
     930,000          5.050%, 06/01/08                                                 963,713
     980,000          5.050%, 06/01/09                                               1,004,500
   1,040,000          5.150%, 06/01/10                                               1,068,600
   1,100,000          5.200%, 06/01/11                                               1,130,250
   1,160,000          5.200%, 06/01/12                                               1,183,200
   1,230,000          5.200%, 06/01/13                                               1,251,525
   1,300,000          5.250%, 06/01/14                                               1,322,750
   1,380,000          5.250%, 06/01/15                                               1,398,975
                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation Refunding Bonds 1993
                     Series B, 1993 Series C, 1993
                     Series D, 1993 Series E, FGIC Insured,
   1,815,000          5.000%, 09/01/07                                               1,876,256
   2,125,000          5.000%, 09/01/08                                               2,188,750
   1,000,000          5.000%, 09/01/09                                               1,020,000
   1,000,000          5.000%, 09/01/10                                               1,016,250
   3,000,000          5.125%, 12/15/11                                               3,063,750
   1,245,000          5.750%, 01/01/13                                               1,288,575
   1,045,000          5.125%, 12/15/13                                               1,056,756

                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation 1997 Series A, FGIC Insured,
   1,130,000          5.250%, 09/01/13                                               1,159,663
   1,265,000          5.250%, 09/01/15                                               1,287,138
   1,335,000          5.250%, 09/01/16                                               1,355,025
                   Maui County General Obligation                     Aaa/AAA
                     Pre-Refunded Bonds, AMBAC Insured,
   3,000,000          6.800%, 12/01/10                                               3,236,250
                   Maui County Water System                           Aaa/AAA
                     Revenue Pre-Refunded Bonds, FGIC Insured,
   1,150,000          6.100%, 12/01/02                                               1,239,125
   1,225,000          6.200%, 12/01/03                                               1,324,531
   1,300,000          6.300%, 12/01/04                                               1,410,500
   1,390,000          6.400%, 12/01/05                                               1,511,625
   1,280,000          6.500%, 12/01/06                                               1,396,800
   1,250,000          6.600%, 12/01/07                                               1,368,750
   1,500,000          6.650%, 12/01/08                                               1,644,375
   1,470,000          6.650%, 12/01/09                                               1,611,488
   1,860,000          6.700%, 12/01/10                                               2,041,350
   1,560,000          6.700%, 12/01/11                                               1,712,100
                   Department of Budget and Finance of                  NR/AA+
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Citizens Utilities Company Project),
   3,400,000          6.900%, 11/01/15                                               3,570,000
   5,000,000          6.600%, 07/01/22                                               5,325,000
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                   Revenue Bonds (Lutheran Good
                     Samaritan Society Project), AMBAC Insured,
   1,880,000          4.700%, 11/01/06                                               1,912,900
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Hawaiian Electric Company, Inc.
                     Series A), MBIA Insured,
   5,000,000          5.650%, 10/01/27                                               5,225,000

                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Evangelical Lutheran Good
                     Samaritan Society), Refunding Series 1993,
                     AMBAC Insured,
     700,000          4.400%, 11/01/01                                                 709,625
     730,000          4.500%, 11/01/02                                                 742,775
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Hawaiian Electric
                     Company Inc. Project), MBIA Insured,
   3,100,000          6.875%, 04/01/12                                               3,195,759
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Hawaiian Electric
                     Light Company, Inc. Project), MBIA Insured,
   5,600,000          7.200%, 12/01/14                                               6,020,000
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Hawaiian Electric
                     Co., Inc., and Subsidiaries
                     Projects), Series 1995A, MBIA Insured,
  13,000,000          6.600%, 01/01/25                                              14,430,000
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Maui Electric
                     Company, Limited Project), MBIA Insured,
   2,195,000          6.875%, 04/01/12                                               2,262,804
                   Department of Budget and Finance of                 A2/A+
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Kaiser-Permanente
                     Medical Care Program),
   3,565,000          6.500%, 03/01/11                                               3,778,900
  11,450,000          6.250%, 03/01/21                                              12,065,438

                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue (Kapiolani Health Care
                     System) Series 1993, MBIA Insured,
   1,000,000          6.300%, 07/01/08                                               1,095,000
   6,000,000          6.400%, 07/01/13                                               6,607,500
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue (Kapiolani Health Care
                     System) Series 1996, MBIA Insured,
   1,000,000          6.000%, 07/01/11                                               1,096,250
   1,000,000          6.200%, 07/01/16                                               1,112,500
   1,000,000          6.250%, 07/01/21                                               1,115,000
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Pre-Refunded Bonds -
                     Kapiolani Health Care System
                     (Pali Momi Medical Center
                     Project), Series 1991,
   3,000,000          7.600%, 07/01/10                                               3,375,000
  11,200,000          7.650%, 07/01/19                                              12,614,000
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Pre-Refunded Bonds, (The Queen's
                      Medical Center Project), FGIC Insured,
   2,910,000          6.200%, 07/01/22                                               3,193,725
                   Department of Budget and Finance of                 Aa3/AA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Queen's Health
                     System), Series A,
   4,000,000          6.050%, 07/01/16                                               4,305,000
   8,625,000          6.000%, 07/01/20                                               9,217,969
   3,500,000          5.750%, 07/01/26                                               3,622,500

                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (St. Francis Medical
                     Centers), Refunding Series 1992, FSA Insured,
  20,000,000          6.500%, 07/01/22                                              21,750,000
                   Department of Hawaiian Home Lands                   NR/NR*
                     (State of Hawaii) Revenue Bonds, Series 1991,
     655,000          6.800%, 07/01/98                                                 659,002
     700,000          6.900%, 07/01/99                                                 720,125
     745,000          7.000%, 07/01/00                                                 785,975
     800,000          7.100%, 07/01/01                                                 862,000
     855,000          7.200%, 07/01/02                                                 934,088
     915,000          7.300%, 07/01/03                                               1,000,781
     985,000          7.400%, 07/01/04                                               1,079,806
   1,055,000          7.500%, 07/01/05                                               1,159,181
   1,135,000          7.550%, 07/01/06                                               1,241,406
   1,225,000          7.600%, 07/01/07                                               1,336,781
   1,415,000          7.650%, 07/01/09                                               1,540,581
   1,520,000          7.650%, 07/01/10                                               1,656,800
   1,640,000          7.650%, 07/01/11                                               1,787,600
                   Department of Transportation of the                 NR/A-
                     State of Hawaii Special Facility
                     Revenue Bonds (Matson Terminals,
                     Inc.), Refunding Series 1993,
  11,875,000          5.750%, 03/01/13                                              12,364,844
                   Housing Finance and Development                    Aaa/AAA
                     Corporation (State of Hawaii)
                     University of Hawaii Faculty
                     Housing Project, AMBAC Insured,
   2,125,000          5.650%, 10/01/16                                               2,241,875
   4,000,000          5.700%, 10/01/25                                               4,175,000
                   Housing Finance and Development                     A1/NR
                     Corporation (State of Hawaii) Rental
                     Housing System Revenue Bonds 1993 Series A,
   2,000,000          5.600%, 07/01/12                                               2,060,000
   3,000,000          5.700%, 07/01/18                                               3,082,500

                   Housing Finance and Development                     Aa1/A
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue Bonds,
   1,000,000          8.125%, 07/01/19                                               1,025,740
   7,075,000          7.000%, 07/01/31                                               7,632,156
                   Housing Finance and Development                     Aa1/A
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue
                     Bonds 1994 Series A & B,
   2,500,000          5.700%, 07/01/13                                               2,593,750
  15,500,000          5.850%, 07/01/17                                              16,042,500
  10,000,000          6.000%, 07/01/26                                              10,312,500
                   Housing Finance and Development                     Aa1/AA
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue
                     Bonds 1997 Series A, FNMA Insured,
  19,735,000          5.750%, 07/01/30                                              20,154,369
                   Housing Finance and Development                     Aa1/AA
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue
                     Bonds 1997 Series B, FNMA Insured,
   6,850,000          5.450%, 07/01/17                                               6,935,625
                   County of Hawaii, Hawaii General                   Aaa/AAA
                     Obligation Pre-Refunded Refunding
                     and Improvement Series 1990A, FGIC Insured,
   2,550,000          7.300%, 06/01/09                                               2,747,625
                   County of Hawaii, Hawaii General                   Aaa/AAA
                     Obligation Bonds Refunding and Improvement
                      Series 1993A,  FGIC Insured,
   1,000,000          5.200%, 05/01/04                                               1,051,250
   2,700,000          5.450%, 05/01/07                                               2,899,125
   3,170,000          5.500%, 05/01/08                                               3,423,600
   2,500,000          5.550%, 05/01/09                                               2,693,750
   4,905,000          5.600%, 05/01/11                                               5,291,269
   1,000,000          5.600%, 05/01/12                                               1,077,500
   1,000,000          5.600%, 05/01/13                                               1,075,000

                   County of Hawaii, Hawaii Public                    Aaa/AAA
                     Improvement Bonds 1996 Series A FGIC Insured,
   1,440,000          4.500%, 02/01/05                                               1,454,400
   1,900,000          5.000%, 02/01/11                                               1,933,250
   1,970,000          5.100%, 02/01/12                                               2,004,475
   2,205,000          5.200%, 02/01/14                                               2,243,588
   2,440,000          5.200%, 02/01/16                                               2,467,450
                   Hawaii Community Development Authority              NR/NR*
                     Improvement District Bonds (Kakaako
                     Community Development District
                     Improvement District 3),
     150,000          6.900%, 07/01/98                                                 151,127
     160,000          7.000%, 07/01/99                                                 165,400
     995,000          7.300%, 07/01/04                                               1,084,550
   1,490,000          7.400%, 07/01/10                                               1,618,513
                   Hawaii Community Development Authority              NR/NR*
                     Improvement District Refunding Bonds
                     (Kakaako Community Development
                     District Improvement District 1),
     235,000          4.700%, 07/01/99                                                 236,469
     245,000          4.850%, 07/01/00                                                 248,063
     255,000          5.000%, 07/01/01                                                 259,463
     270,000          5.100%, 07/01/02                                                 276,075
     280,000          5.200%, 07/01/03                                                 287,700
     300,000          5.300%, 07/01/04                                                 309,750
     230,000          5.400%, 07/01/05                                                 241,213
                   Hawaii Community Development Authority              NR/NR*
                     Improvement District Refunding Bonds
                     (Kakaako Community Development
                     District Improvement District 2),
     315,000          4.700%, 07/01/99                                                 316,969
     325,000          4.850%, 07/01/00                                                 329,063
     345,000          5.000%, 07/01/01                                                 351,038
     355,000          5.100%, 07/01/02                                                 362,988

                   Hawaii Community Development Authority              NR/NR*
                     Improvement District Refunding Bonds (continued)
     375,000          5.200%, 07/01/03                                                 385,313
     395,000          5.300%, 07/01/04                                                407,838
     420,000          5.400%, 07/01/05                                                 440,475
     435,000          5.500%, 07/01/06                                                455,119
     465,000          5.600%, 07/01/07                                                 486,506
     390,000          5.700%, 07/01/08                                                 407,063
                   Hawaii Community Development Authority              NR/NR*
                     Improvement District Bonds (Kakaako
                     Community Development District
                     Improvement District 2) Pre-Refunded Bonds,
   1,345,000          7.875%, 07/01/02                                               1,398,867
   2,270,000          8.000%, 07/01/08                                               2,361,595
                   State of Hawaii Airport System                     Aaa/AAA
                     Revenue Bonds, MBIA Insured,
   1,150,000          5.250%, 07/01/00                                              1,185,938
   6,455,000          6.900%, 07/01/12                                               7,689,519
   3,000,000          7.000%, 07/01/18                                               3,285,000
   4,025,000          7.000%, 07/01/18                                               4,407,375
   1,000,000          6.750%, 07/01/21                                               1,083,750
                   State of Hawaii Airports Syste                     Aaa/AAA
                     Revenue Bonds Third Refunding
                     Series 1994, AMBAC Insured,
   3,500,000          5.750%, 07/01/08                                               3,723,125
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds, FGIC Insured,
   2,000,000          5.750%, 01/01/11                                               2,182,500
   3,700,000          6.000%, 10/01/11                                               4,144,000
   3,500,000          6.000%, 10/01/12                                               3,920,000
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1997, Series CP, FGIG Insured,
   4,195,000          5.000%, 10/01/14                                               4,200,244
   3,000,000          5.000%, 10/01/15                                               2,985,000
   1,000,000          5.000%, 10/01/16                                                 991,250
   7,195,000          5.000%, 10/01/17                                               7,096,069

                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1996, Series CM, FGIC Insured,
   3,000,000          6.500%, 12/01/15                                               3,536,250
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1997, Series CN, FGIC Insured,
   1,950,000          5.250%, 03/01/15                                               1,984,125
   7,000,000          5.500%, 03/01/16                                               7,288,750
   1,000,000          5.250%, 03/01/17                                               1,011,250
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1995, Series CK, FGIC Insured,
   5,555,000          5.250%, 09/01/09                                               5,756,369
   3,000,000          5.600%, 09/01/14                                               3,123,750
                   State of Hawaii General Obligation Bonds of        Aaa/AAA
                     1995, Pre-Refunded, Series CJ, FGIC Insured,
   3,500,000          6.250%, 01/01/14                                               3,906,875
   5,000,000          6.250%, 01/01/15                                               5,581,250
                   State of Hawaii General Obligation                 Aaa/AAA
                     Refunding Bonds of 1993, Series CE,
                     FGIC Insured,
   3,000,000          5.500%, 06/01/08                                               3,157,500
                   State of Hawaii General Obligation                 Aaa/AAA
                     Refunding Bonds of 1993, Series CH,
                     FGIC Insured,
   5,000,000          6.000%, 11/01/07                                               5,600,000
   3,390,000          6.000%, 11/01/08                                               3,809,513
   2,305,000          6.000%, 03/01/11                                               2,572,956
                   State of Hawaii Harbor Capital                     Aaa/AAA
                     Improvements Revenue Bonds, MBIA Insured,
   2,205,000          6.200%, 07/01/08                                               2,381,400
   3,850,000          5.750%, 07/01/17                                               4,081,000
                   State of Hawaii Harbor Capital                     Aaa/AAA
                     Improvements Revenue Bonds, MBIA Insured,
  14,000,000          7.250%, 07/01/10                                              15,155,000
   1,200,000          7.000%, 07/01/17                                               1,287,000

                   State of Hawaii Harbor Revenue Bonds,              Aaa/AAA
                     Series 1992, FGIC Insured,
   3,850,000          6.500%, 07/01/19                                               4,162,813
                   State of Hawaii Harbor Revenue Bonds,              Aaa/AAA
                     Refunding Series 1993, FGIC Insured,
   1,260,000          6.050%, 07/01/04                                               1,381,275
   1,225,000          6.150%, 07/01/05                                               1,344,438
                   State of Hawaii Harbor Revenue Bonds,              Aaa/AAA
                     Series of 1994, FGIC Insured,
   1,000,000          6.250%, 07/01/09                                               1,095,000
   1,000,000          6.250%, 07/01/10                                               1,090,000
   3,725,000          6.250%, 07/01/15                                               4,046,281
  10,180,000          6.375%, 07/01/24                                              11,032,575
                   State of Hawaii Highway Revenue                    Aaa/AAA
                     Bonds Series 1993, FGIC Insured,
   4,000,000          4.875%, 07/01/07                                               4,090,000
   3,900,000          5.000%, 07/01/08                                               3,982,875
   2,255,000          5.000%, 07/01/09                                               2,294,463
   4,575,000          5.000%, 07/01/10                                               4,643,625
   2,220,000          5.000%, 07/01/11                                               2,247,750
   3,850,000          5.000%, 07/01/12                                               3,883,688
   2,750,000          5.000%, 07/01/13                                               2,767,188
                   State of Hawaii Highway Revenue                    Aaa/AAA
                     Bonds Series 1996, FGIC Insured,
   3,705,000          5.600%, 07/01/13                                               3,913,406
   2,000,000          5.250%, 07/01/16                                               2,032,500
                   Total Hawaii                                                    631,487,787

                   GUAM (0.2%)
                   Government of Guam Ltd.                            Aaa/AAA
                     Water System Revenue Bonds, FSA Insured,
   1,500,000          7.000%, 07/01/09                                               1,597,500
                     Total Guam                                                      1,597,500

                   Total Investments (cost $590,597,006**)   96.4%                $633,085,287
                   Other assets in excess of liablilities     3.6                   23,337,941
                   Net Assets                               100.0%                $656,423,228


      *  Any security not rated has been determined by the
         Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
     **  Cost for Federal tax purposes is identical

                   PORTFOLIO ABBREVIATIONS:
      AMBAC        American Municipal Bond Assurance Corp.
      FSA          Financial Security Assurance Co.
      FGIC         Financial Guaranty Insurance Co.
      FHA          Federal Housing Administration
      FNMA         Federal National Mortgage Association
      MBIA         Municipal Bond Investors Assurance Corp.


See accompanying notes to financial statements

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

ASSETS
    Investments at value (identified cost $590,597,006)          $633,085,287
    Cash                                                           13,717,896
    Interest receivable                                            10,160,782
    Receivable for Trust shares sold                                1,304,223
    Other assets                                                       11,529
    Total assets                                                  658,279,717

LIABILITIES
    Payable for Trust shares redeemed                                 779,298
    Dividends payable                                                 351,225
    Distribution fees payable                                         339,136
    Adviser and Administrator fees payable                            223,095
    Accrued expenses                                                  163,735
    Total liabilities                                               1,856,489

NET ASSETS                                                       $656,423,228

    Net Assets consist of:
    Capital Stock, no par value, authorized an
       unlimited number of shares                                $611,830,534
    Undistributed net investment income                             2,104,413
    Net unrealized appreciation on investments                     42,488,281
                                                                 $656,423,228

CLASS A
    Net Assets                                                   $647,929,691
    Capital shares outstanding                                     55,526,011
    Net asset value and redemption price per share               $      11.67
    Offering price per share (100/96 of $11.67 adjusted
       to nearest cent)                                          $      12.16

CLASS C
    Net Assets                                                   $  7,215,072
    Capital shares outstanding                                        618,535
    Net asset value and offering price per share                 $      11.66
    Redemption price per share (*generally, a charge of
      1% is imposed on the proceeds of shares redeemed
      during the first 12 months after purchase.)                $     11.66*

CLASS Y
    Net Assets                                                   $  1,278,465
    Capital shares outstanding                                        109,418
    Net asset value, offering and redemption price per share     $      11.68

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME:
    Interest income                                               $37,434,349

Expenses:
    Investment Adviser fees (note 3)               $     921,605
    Administrator fees (note 3)                        1,711,563
    Distribution and service fees (note 3)             1,363,211
    Transfer and shareholder servicing agent fees        317,765
    Trustees' fees and expenses (note 8)                 208,528
    Legal fees                                            81,056
    Custodian fees                                        67,582
    Shareholders' reports and proxy statements            63,081
    Audit and accounting fees                             28,071
    Registration fees and dues                            21,880
    Insurance                                              8,758
    Miscellaneous                                         48,762
                                                       4,841,862

    Expenses paid indirectly (note 7)                    (67,582)
      Net expenses                                                  4,774,280
      Net investment income                                        32,660,069

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from securities transactions     3,486,866
    Change in unrealized appreciation on investments  22,640,184

    Net realized and unrealized gain on investments                26,127,050
    Net increase in net assets resulting from operations          $58,787,119

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED MARCH 31,
                                                     1998          1997
OPERATIONS:
Net investment income                            $  32,660,069  $  33,687,468
Net realized gain from securities transactions       3,486,866        528,297
Change in unrealized appreciation on investments    22,640,184     (4,593,162)
Change in net assets resulting from operations      58,787,119     29,622,603

DISTRIBUTIONS TO SHAREHOLDERS (note 6):
Class A Shares:
Net investment income, tax-exempt                  (29,979,152)   (33,607,523)
Net realized gain on investments                    (3,442,638)      (721,443)

Class C Shares:
Net investment income, tax-exempt                     (217,304)       (79,938)
Net realized gain on investments                       (37,620)        (3,408)

Class Y Shares:
Net investment income, tax-exempt                      (19,583)            (7)
Net realized gain on investments                        (6,608)             -
Change in net assets from distributions            (33,702,905)   (34,412,319)

CAPITAL SHARE TRANSACTIONS (note 9):
Proceeds from shares sold                           48,300,227     44,348,965
Reinvested dividends and distributions              17,263,035     17,392,444
Cost of shares redeemed                            (80,580,151)   (70,521,098)
Change in net assets from capital share
  transactions                                     (15,016,889)    (8,779,689)
Change in net assets                                10,067,325    (13,569,405)

NET ASSETS:
Beginning of period                                646,355,903    659,925,308
End of period                                     $656,423,228  $ 646,355,903

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

      In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and conforms to the amortization policy followed by the Trust for Federal tax purposes.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

    Management affairs of the Trust are conducted through two separate management arrangements.

    On September 30, 1997, Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, succeeded to the operations of Hawaiian Trust Company, Limited, a subsidiary of Bank of Hawaii, which had served as Investment Adviser to the Trust since February, 1985. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% of the net assets of the Trust.

    The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26 of 1% of the net assets of the Trust.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 1998.

    For the year ended March 31,1998, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $921,605 and $1,711,563, respectively.

b)  DISTRIBUTION AND SERVICE FEES:

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 1998, service fees on Class A Shares amounted to $1,304,887, of which the Distributor received $72,446.

    Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 1998, amounted to $43,743. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 1998, amounted to $14,581. The total of these payments made with respect to Class C Shares amounted to $58,324, of which the Distributor received $52,690.

    Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the year ended March 31, 1998, the Distributor received sales commissions in the amount of $100,914.

4.  PURCHASES AND SALES OF SECURITIES

    During the year ended March 31, 1998, purchases of securities and proceeds from the sales of securities aggregated $60,823,232 and $88,672,677, respectively.

    At March 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $42,515,461 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $27,180 for a net unrealized appreciation of $42,488,281.

5.  PORTFOLIO ORIENTATION

    Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.  DISTRIBUTIONS

    The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

7.  EXPENSES

    The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. TRUSTEES' FEES AND EXPENSES

          During the fiscal year there were 11 Trustees, one of which is affiliated with the Administrator and is not paid any trustee fees. Trustees' fees paid during the year were at the annual rate of $12,000 for carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings. A meeting of the independent trustees is often held prior to each quarterly Board Meeting for which each attendee is paid a fee of $250. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended March 31, 1998, such reimbursements averaged approximately $6,200 per Trustee.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                        Year Ended                           Year Ended
                                                       March 31, 1998                      March 31, 1997
                                                    Shares            Amount             Shares           Amount
CLASS A SHARES:
    Proceeds from shares sold                    3,752,188     $  43,271,862          3,435,559    $  38,837,050
    Reinvested distributions                     1,480,881        17,114,154          1,531,621       17,341,570
    Cost of shares redeemed                     (6,777,819)      (78,338,324)        (6,222,801)     (70,398,321)
    Net change                                  (1,544,750)      (17,952,308)        (1,255,621)     (14,219,701)

CLASS C SHARES:
    Proceeds from shares sold                      327,859         3,780,103            484,452        5,511,815
    Reinvested distributions                        10,794           123,070              4,471           50,867
    Cost of shares redeemed                       (198,156)       (2,241,827)           (10,885)        (122,777)
    Net change                                     140,497         1,661,346            478,038        5,439,905

CLASS Y SHARES:
    Proceeds from shares sold                      107,201         1,248,262                  8              100
Reinvested distributions                             2,207            25,811                  1                7
    Cost of shares redeemed                              -                 -                  -                -
      Net change                                   109,408         1,274,073                  9              107

Total transactions in Trust
    shares                                      (1,294,845)     $(15,016,889)          (777,574)    $ (8,779,689)

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         Class A(1)
                                                                      Year ended March 31,
                                                      1998      1997      1996       1995       1994
Net Asset Value, Beginning of Period                $11.23    $11.31    $11.13     $11.19     $11.60
Income from Investment Operations:
   Net investment income                              0.57      0.59      0.61       0.62       0.63
   Net gain (loss) on securities (both realized
     and unrealized)                                  0.46     (0.08)     0.18      (0.01)     (0.38)
   Total from Investment Operations                   1.03      0.51      0.79       0.61       0.25

Less Distributions (note 6):
   Dividends from net investment income              (0.54)    (0.58)    (0.61)     (0.62)     (0.63)
   Distributions from capital gains                  (0.05)    (0.01)        -      (0.05)     (0.03)
   Total Distributions                               (0.59)    (0.59)    (0.61)     (0.67)     (0.66)

Net Asset Value, End of Period                      $11.67    $11.23    $11.31     $11.13     $11.19

Total Return (not reflecting sales charge)(%)         9.37      4.67      7.16       5.75       2.01

Ratios/Supplemental Data
   Net Assets, End of Period ($ thousands)         647,930   640,989   659,925    642,556    640,465
   Ratio of Expenses to Average Net Assets (%)        0.72      0.73      0.72       0.75       0.74
   Ratio of Net Investment Income to Average
      Net  Assets (%)                                 4.97      5.12      5.32       5.65       5.46
   Portfolio Turnover Rate (%)                           9         9        28         33         16

<CAPTIION>
Net investment income per share and the ratios of income and expenses to average net assets without the expense offset for uninvested cash balances would have been:
   Net Investment Income ($)                          0.57      0.59      0.61       0.62       0.63
   Ratio of Expenses to Average Net Assets (%)        0.73      0.75      0.73       0.77       0.76
   Ratio of Net Investment Income to Average Net
      Assets (%)                                      4.96      5.11      5.31       5.63       5.44


     (1) Designated as Class A Shares on April 1, 1996.

See accompanying notes to financial statements.

For a share outstanding throughout each period

                                                               Class C(1)                Class Y(1)
                                                         Year Ended March 31,      Year Ended March 31,
                                                            1998         1997         1998         1997
Net Asset Value, Beginning of Period                      $11.23       $11.31       $11.24       $11.31

Income from Investment Operations:
    Net investment income                                   0.48         0.46         0.67         0.74
    Net gain (loss) on securities (both
      realized and unrealized)                              0.45        (0.08)        0.45        (0.07)
    Total from Investment Operations                        0.93         0.38         1.12         0.67

Less Distributions (note 6):
    Dividends from net investment income                   (0.45)       (0.45)       (0.63)       (0.73)
    Distributions from capital gains                       (0.05)       (0.01)       (0.05)       (0.01)
    Total Distributions                                    (0.50)       (0.46)       (0.68)       (0.74)

Net Asset Value, End of Period                            $11.66       $11.23       $11.68       $11.24

Total Return (not reflecting sales charge) (%)              8.40         3.41        10.24         6.14

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)                7,215        5,367        1,278          0.1
    Ratio of Expenses to Average Net
      Assets (%)                                            1.51         1.51         0.51         0.53
    Ratio of Net Investment Income to
      Average Net Assets (%)                                4.12         4.06         5.03         4.92
    Portfolio Turnover Rate (%)                                9            9            9            9

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
    Net Investment Income ($)                               0.48         0.46         0.67         0.74
    Ratio of Expenses to Average Net
      Assets (%)                                            1.52         1.53         0.52         0.55
    Ratio of Net Investment Income to
      Average Net Assets (%)                                4.11         4.04         5.02         4.94


     (1) New Class of Shares established on April 1, 1996.

See accompanying notes to financial statements

REPORT ON THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

      The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust
(the "Trust") was held on September 29, 1997*. At the meeting, the following matters were submitted to a shareholder vote and approved:

(i) the election of Lacy B. Herrmann, Vernon R. Alden, Arthur K. Carlson, William M. Cole, Thomas W. Courtney, Richard W. Gushman, II,
       Stanley W. Hong, Theodore T. Mason, Russell K. Okata, Douglas Philpotts, and Oswald K. Stender as Trustees to hold office until the next annual meeting of the Trust's shareholders or until his or her successor is duly elected (each Trustee received at least 401,321,102.741 affirmative votes (97.73%); no more than 9,310,477.659 votes were withheld for any Trustee (2.27%)), and

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Trust's independent auditors for the fiscal year ending March 31, 1998 (votes for: 402,892,893.850 (98.12%); votes against:
       1,644,400.454 (0.40%); abstentions: 6,094,286.091 (1.48%); broker non-votes: 0 (0.00%)).

________________________

* On the record date for this meeting, 56,921,512.12 Class A Shares, 428,986.35 Class C Shares, and 9.61 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $657,236,822.60 The holders of shares entitled to vote representing a total net asset value of $410,631,580.40 (62.48%) were present in person or by proxy at the meeting.




FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      As reported in the financial statements for the fiscal year ended
March 31, 1998, 89.65% of the total amount of dividends reported by the Trust should be considered "exempt-interest dividends" and 10.35% of such dividends should be considered a capital gain dividend. 17.59% of the Trust's dividends was derived from interest on "private activity bonds."

      The Trust hereby designates $30,230,575 as exempt-interest dividends for the fiscal year ended March 31, 1998, where such dividends are not subject to regular Federal income tax. The Trust also designates $3,486,866 as capital gain dividends for Federal income tax purposes for its fiscal year ended March 31, 1998 where such amounts are taxable as "20%" long-term capital gains.

      Prior to January 31, 1998, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1997 CALENDAR YEAR.